Schedule of Assets Held for Investment Purposes at End of Year (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Name	Retirement Savings Plan
Entity Tax Identification Number	92-2632000
EBP, Plan Number	001
Participant Notes Receivable	$ 7,801,068
EBP, Total	$ 583,682,751
Investment, Identifier [Axis]: Common Collective Trust: Harbor Capital Appreciation CIT Class 5 Common Collective Trust – 3,672,688 - Units
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Harbor Capital Appreciation CIT Class 5 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust:
EBP, Investment, Number of Shares/Units | shares	3,672,688
Current Value	$ 75,069,749
Investment, Identifier [Axis]: Employer Securities: Worthington Steel, Inc Common Stock – 473,135 - shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Worthington Steel, Inc. [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Employer Securities:
EBP, Investment, Number of Shares/Units | shares	473,135
Current Value	$ 16,381,756
Investment, Identifier [Axis]: Mutual Funds: Dodge & Cox Stock Fund Class I Mutual Fund – 2,541,360 - shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Dodge & Cox Stock Fund Class I [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds:
EBP, Investment, Number of Shares/Units | shares	2,541,360
Current Value	$ 42,161,166
Investment, Identifier [Axis]: Mutual Funds: Fidelity 500 Index Fund Mutual Fund – 281,193 - shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity 500 Index Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds:
EBP, Investment, Number of Shares/Units | shares	281,193
Current Value	$ 66,845,156
Investment, Identifier [Axis]: Mutual Funds: Fidelity Advisor Focused Emerging Markets Fund Class I Mutual Fund – 99,605 - shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Advisor Focused Emerging Markets Fund Class I [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds:
EBP, Investment, Number of Shares/Units | shares	99,605
Current Value	$ 4,233,222
Investment, Identifier [Axis]: Mutual Funds: Fidelity Balanced Fund Class K Mutual Fund – 825,466 - shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Balanced Fund Class K [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds:
EBP, Investment, Number of Shares/Units | shares	825,466
Current Value	$ 26,530,493
Investment, Identifier [Axis]: Mutual Funds: Fidelity Freedom Index 2010 Fund Premier II Class Mutual Fund – 102,303 - shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Index 2010 Fund Premier II Class [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds:
EBP, Investment, Number of Shares/Units | shares	102,303
Current Value	$ 1,381,085
Investment, Identifier [Axis]: Mutual Funds: Fidelity Freedom Index 2015 Fund Premier II Class Mutual Fund – 117,711 - shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Index 2015 Fund Premier II Class [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds:
EBP, Investment, Number of Shares/Units | shares	117,711
Current Value	$ 1,775,078
Investment, Identifier [Axis]: Mutual Funds: Fidelity Freedom Index 2020 Fund Premier II Class Mutual Fund – 406,253 - shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Index 2020 Fund Premier II Class [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds:
EBP, Investment, Number of Shares/Units | shares	406,253
Current Value	$ 6,845,361
Investment, Identifier [Axis]: Mutual Funds: Fidelity Freedom Index 2025 Fund Premier II Class Mutual Fund – 791,830 - shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Index 2025 Fund Premier II Class [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds:
EBP, Investment, Number of Shares/Units | shares	791,830
Current Value	$ 16,082,076
Investment, Identifier [Axis]: Mutual Funds: Fidelity Freedom Index 2030 Fund Premier II Class Mutual Fund – 1,628,812 - shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Index 2030 Fund Premier II Class [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds:
EBP, Investment, Number of Shares/Units | shares	1,628,812
Current Value	$ 36,794,864
Investment, Identifier [Axis]: Mutual Funds: Fidelity Freedom Index 2035 Fund Premier II Class Mutual Fund – 1,564,671 - shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Index 2035 Fund Premier II Class [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds:
EBP, Investment, Number of Shares/Units | shares	1,564,671
Current Value	$ 41,620,260
Investment, Identifier [Axis]: Mutual Funds: Fidelity Freedom Index 2040 Fund Premier II Class Mutual Fund – 1,545,144 - shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Index 2040 Fund Premier II Class [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds:
EBP, Investment, Number of Shares/Units | shares	1,545,144
Current Value	$ 44,531,063
Investment, Identifier [Axis]: Mutual Funds: Fidelity Freedom Index 2045 Fund Premier II Class Mutual Fund – 913,859 - shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Index 2045 Fund Premier II Class [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds:
EBP, Investment, Number of Shares/Units | shares	913,859
Current Value	$ 28,156,004
Investment, Identifier [Axis]: Mutual Funds: Fidelity Freedom Index 2050 Fund Premier II Class Mutual Fund – 884,511 - shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Index 2050 Fund Premier II Class [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds:
EBP, Investment, Number of Shares/Units | shares	884,511
Current Value	$ 27,331,397
Investment, Identifier [Axis]: Mutual Funds: Fidelity Freedom Index 2055 Fund Premier II Class Mutual Fund – 844,312 - shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Index 2055 Fund Premier II Class [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds:
EBP, Investment, Number of Shares/Units | shares	844,312
Current Value	$ 21,470,865
Investment, Identifier [Axis]: Mutual Funds: Fidelity Freedom Index 2060 Fund Premier II Class Mutual Fund – 631,470 - shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Index 2060 Fund Premier II Class [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds:
EBP, Investment, Number of Shares/Units | shares	631,470
Current Value	$ 13,608,175
Investment, Identifier [Axis]: Mutual Funds: Fidelity Freedom Index 2065 Fund Premier II Class Mutual Fund – 368,150 - shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Index 2065 Fund Premier II Class [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds:
EBP, Investment, Number of Shares/Units | shares	368,150
Current Value	$ 6,420,533
Investment, Identifier [Axis]: Mutual Funds: Fidelity Freedom Index 2070 Fund Premier II Class Mutual Fund – 13,482 - shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Index 2070 Fund Premier II Class [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds:
EBP, Investment, Number of Shares/Units | shares	13,482
Current Value	$ 166,367
Investment, Identifier [Axis]: Mutual Funds: Fidelity Freedom Index Retirement Fund Premier II Class Mutual Fund – 139,125 - shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Index Retirement Fund Premier II Class [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds:
EBP, Investment, Number of Shares/Units | shares	139,125
Current Value	$ 1,716,805
Investment, Identifier [Axis]: Mutual Funds: Fidelity Government Money Market Fund Class K6 Mutual Fund – 10,710 - shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Government Money Market Fund Class K6 [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds:
EBP, Investment, Number of Shares/Units | shares	10,710
Current Value	$ 10,710
Investment, Identifier [Axis]: Mutual Funds: Fidelity International Index Fund Mutual Fund – 123,297 - shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity International Index Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds:
EBP, Investment, Number of Shares/Units | shares	123,297
Current Value	$ 7,496,462
Investment, Identifier [Axis]: Mutual Funds: Fidelity Mid Cap Index Fund Mutual Fund – 311,007 - shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Mid Cap Index Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds:
EBP, Investment, Number of Shares/Units | shares	311,007
Current Value	$ 11,485,475
Investment, Identifier [Axis]: Mutual Funds: Fidelity Small Cap Index Fund Mutual Fund – 95,330 - shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Small Cap Index Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Fidelity Small Cap Index Fund [Member]
EBP, Investment, Number of Shares/Units | shares	95,330
Current Value	$ 2,948,543
Investment, Identifier [Axis]: Mutual Funds: Fidelity U.S. Bond Index Fund Mutual Fund – 109,467 - shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity U.S. Bond Index Fund [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds:
EBP, Investment, Number of Shares/Units | shares	109,467
Current Value	$ 1,155,968
Investment, Identifier [Axis]: Mutual Funds: Janus Henderson Enterprise Fund Class T Mutual Fund – 10,592 - shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Janus Henderson Enterprise Fund Class T [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds:
EBP, Investment, Number of Shares/Units | shares	10,592
Current Value	$ 1,476,257
Investment, Identifier [Axis]: Mutual Funds: MFS International Diversification Fund Class R3 Mutual Fund – 707,833 - shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFS International Diversification Fund Class R3 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds:
EBP, Investment, Number of Shares/Units | shares	707,833
Current Value	$ 19,203,496
Investment, Identifier [Axis]: Mutual Funds: Nationwide Geneva Small Cap Growth Fund Class R6 Mutual Fund – 90,986 - shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Nationwide Geneva Small Cap Growth Fund Class R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds:
EBP, Investment, Number of Shares/Units | shares	90,986
Current Value	$ 7,121,497
Investment, Identifier [Axis]: Mutual Funds: PIMCO Income Fund Institutional Class Mutual Fund – 686,294 - shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	PIMCO Income Fund Institutional Class [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds:
EBP, Investment, Number of Shares/Units | shares	686,294
Current Value	$ 7,542,374
Investment, Identifier [Axis]: Mutual Funds: Performance Trust Total Return Bond Fund Class Institutional Mutual Fund – 356,994 - shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Performance Trust Total Return Bond Fund Class Institutional [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds:
EBP, Investment, Number of Shares/Units | shares	356,994
Current Value	$ 7,100,606
Investment, Identifier [Axis]: Mutual Funds: Victory RS Partners Fund Class A Mutual Fund – 327,677 - shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Victory RS Partners Fund Class A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds:
EBP, Investment, Number of Shares/Units | shares	327,677
Current Value	$ 8,935,746
Investment, Identifier [Axis]: Mutual Funds: Victory Sycamore Established Value Fund Class Y Mutual Fund – 12,279 - shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Victory Sycamore Established Value Fund Class Y [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds:
EBP, Investment, Number of Shares/Units | shares	12,279
Current Value	$ 552,821
Investment, Identifier [Axis]: Pooled Separate Account: New York Life Anchor Account Pooled Separate Account – 21,730,253 - Units
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	New York Life Anchor Account [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled Separate Account:
EBP, Investment, Number of Shares/Units | shares	21,730,253
Current Value	$ 21,730,253
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant Notes Receivable Interest Rate	4.25%
Participant Notes Receivable Maturity Date	Dec. 31, 2026
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant Notes Receivable Interest Rate	10.25%
Participant Notes Receivable Maturity Date	Dec. 31, 2035
Employer Securities:
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 16,381,756
Mutual Funds:
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	462,699,925
Common Collective Trust:
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	75,069,749
Pooled Separate Account:
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 21,730,253